Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Schedule Of Deferred Financing Costs [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$38,452	$18,469	$19,983

Schedule Of Deferred Financing Costs Future Amortization Expense [Table Text Block]
2013	$3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
$20,060